ASTON/CORNERSTONE LARGE CAP VALUE FUND
ASTON/Cornerstone Large Cap Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide total return through long-term capital appreciation and current income.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ASTON/CORNERSTONE LARGE CAP VALUE FUND		Class N Shares	Class I Shares
Management Fees	[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.23%	0.23%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.19%	0.94%
Fee Waiver and/or Expense Reimbursement	[1],[2]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses	[1],[2],[3]	1.15%	0.90%
[1]	Expenses shown above have been restated to reflect the Fund's management fee and contractual expense limits currently in effect and will differ from the Fund's annual report for the fiscal year ended October 31, 2015.
[2]	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and acquired fund fees and expenses, through February 28, 2017, to the extent that operating expenses exceed 1.14% of the Fund's average daily net assets with respect to Class N shares and 0.89% of the Fund's average daily net assets with respect to Class I shares. Prior to February 28, 2017, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[3]	After Fee Waiver and/or Expense Reimbursement

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for the first year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - ASTON/CORNERSTONE LARGE CAP VALUE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N Shares	117	374	650	1,440
Class I Shares	92	296	516	1,151

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.64%.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large-cap companies. The subadviser seeks to identify stocks it believes are undervalued relative to such companies' perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition.

The subadviser uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, including market, economic, political, and regulatory conditions. Factors considered may include analysis of:
  Earnings
  Cash flow
  Competitive position
  Management ability
Quantitative analysis of these and other factors may also be considered.

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the subadviser generally limits position sizes, diversifies among sectors, and adheres to a structured sell discipline.
PRINCIPAL RISKS
You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions, can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund's desired price or at all, can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the subadviser's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund's performance may be adversely affected when value stocks underperform.
FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter:	06/09	15.00%
Worst quarter:	12/08	(19.32)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - ASTON/CORNERSTONE LARGE CAP VALUE FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class N Shares	(14.78%)	7.27%	4.96%	7.11%	Jan. 04, 1993
Class N Shares | Return After Taxes on Distributions	(15.00%)	7.08%	4.32%	5.74%	Jan. 04, 1993
Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares	(8.18%)	5.74%	4.03%	5.55%	Jan. 04, 1993
Class N Shares | Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 6.08%.)	(3.83%)	11.27%	6.16%	9.59%	Jan. 04, 1993
Class I Shares	(14.54%)	7.57%	5.23%	5.20%	Sep. 20, 2005
Class I Shares | Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 6.08%.)	(3.83%)	11.27%	6.16%	6.08%	Sep. 20, 2005

Cornerstone Investment Partners, LLC (“Cornerstone”) became the subadviser to the Fund on July 15, 2011. Performance prior to that date reflects the performance of a previous subadviser. Performance prior to September 27, 2001 reflects the performance of a predecessor fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.